Client Money (segregated) - Disclosure of Detailed Information on Segregated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Client Money [Abstract]
Segregated assets at banks (not recognized)	$ 5,366.4	$ 4,982.4
Segregated assets at exchanges, clearing houses and other counterparties (not recognized)	1,950.0	1,101.2
Segregated assets at exchanges, clearing houses and other counterparties (recognized)	2,464.3	3,016.5
Segregated assets	$ 9,780.7	$ 9,100.1